Supplementary Financial Statements Information (Trade Receivables, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Supplementary Financial Statements Information [Abstract]
Trade receivables	$ 2,477		$ 4,454
Less allowance for doubtful accounts	(797)	[1]	(615)	[1]
Trade receivables, net	1,680	[2]	3,839	[2]
Changes in the allowance for doubtful accounts
Beginning balance	615	[1]	544
Additions	215		252
Deductions	(33)		(181)
Ending balance	$ 797	[1]	$ 615	[1]

[1]	The following are the changes in the allowance for doubtful accounts:
[2]	Includes balances in the amounts of $287 thousand and $398 thousand with related parties as of December 31, 2014 and 2013, respectively (see also Note 9).